Capital Structure and Financial Matters	12 Months Ended
Dec. 31, 2022
Capital Structure and Financial Matters
Capital Structure and Financial Matters

Note 20. Capital Structure and Financial Matters

Share Capital – Ordinary Shares

Capital transactions

In September 2020, the Company issued 745,380 shares of ordinary shares to existing investors in the Company. The purchase price was $8.89 per share for aggregate proceeds of $6.6 million. The Company incurred immaterial issuance costs. The proceeds were received by the Company on September 17, 2020. On August 10, 2020, the Company’s articles of association were amended in connection with the execution of this transaction. The revised articles increased the authorized number of shares the Company can issue by: (i) the 745,380 shares issued in this transaction, as well as (ii) an additional 1,800,000 shares of Common ordinary share at a nominal price of DKK 1, to be issued any time prior to June 1, 2025. The amended articles also allow the Company to issue an additional 1,298,196 of compensatory ordinary share warrants to employees and consultants any time prior to June 1, 2025.

In October 2020, the Company successfully completed part 2 of its “bridging round” of capital with outside investors in the amount of $2.4 million with a purchase price of $8.89 per share from the issuance of 269,136 of the Company’s ordinary shares and received the proceeds in November 2020. Transaction costs directly attributable to the third quarter of 2020 “bridging round” of capital with outside investors have a total amount of $144,022.

In February 2021, the Company completed its IPO through which the Company issued and sold 3,000,000 American Depositary Shares, or ADSs, each of which represents one ordinary share, at a price to the public of $10.00 per ADS. The Company received aggregate net proceeds of $25.3 million from the IPO, after deducting the underwriting discounts and commissions and offering expenses. Upon the completion of the IPO, our registered, issued, and outstanding share capital was nominal DKK 19,198,668.

In November 2021, the Company completed a follow-on public offering through which the Company issued and sold 3,942,856 ADSs, each of which represents one ordinary share, at a price to the public of $7.00 per ADS. The shares issued were inclusive of the 514,285 ADSs issued to the underwriters pursuant to the full exercise of their option to purchase additional shares on November 5, 2021. The Company received aggregate net proceeds of $24.9 million from the follow-on public offering, which includes the funds received for the additional shares issued to the underwriters, after deducting the underwriting discounts and commissions and estimated offering expenses payable by us. Upon the completion of the follow-on public offering, the Company’s registered, issued, and outstanding share capital was nominal DKK 23,141,524.

Lincoln Park Purchase Agreement

On June 7, 2022, the Company entered into the Purchase Agreement, with Lincoln Park, pursuant to which the Company may elect to sell up to $40.0 million in the Company’s ordinary shares, DKK 1 nominal value, represented by ADSs, with each ADS representing one (1) ordinary share of the Company, subject to certain limitations and conditions set forth in the Purchase Agreement. In addition, upon execution of the Purchase Agreement, the Company paid a commitment fee in the form of 428,572 ordinary shares at a price of $2.80 per share, for a total commitment fee of $1.2 million (the “Commitment Fee”). Under the Purchase Agreement, the Company may from time to time, at its discretion, direct Lincoln Park to purchase on any single business day, or a regular purchase, up to 50,000 ordinary shares represented by ADSs which may be increased to 70,000 ordinary shares represented by ADSs under certain circumstances set forth in the Purchase Agreement over the 36 month term of the Purchase Agreement. The purchase price of the ordinary shares represented by ADSs will be based upon the prevailing market price of the ADSs at the time of the purchase without any fixed discount. In addition, the Company may direct Lincoln Park to purchase additional amounts as accelerated purchases and additional accelerated purchases under certain circumstances. The Company is not obligated to sell any ordinary shares represented by ADSs pursuant to the Purchase Agreement and will control the timing and amount of any such sales, but in no event will Lincoln Park be required to purchase more than $1.5 million in ordinary shares represented by ADSs in any single regular purchase.

On July 7, 2022, the Company filed a “selling shareholder” registration statement with the U.S. Securities and Exchange Commission (“SEC”) related to the Purchase Agreement with Lincoln Park as the selling shareholder, through which the Company registered 4,649,250 ordinary shares represented by ADSs for resale to the public by Lincoln Park. Each ADS represents one ordinary share. The Company will not receive any proceeds from the resale of ADSs by Lincoln Park, however, assuming that the Company sells the full amount of its ordinary shares represented by ADSs to Lincoln Park, under the Purchase Agreement the Company may receive up to $40.0 million in aggregate proceeds.

As of December 31, 2022, the Company had issued and sold 428,572 ordinary shares represented by ADSs to Lincoln Park. Such shares were issued to Lincoln Park as payment of the Commitment Fee in consideration for Lincoln Park’s’ commitment to purchase our ordinary shares represented by ADSs under the Purchase Agreement. As of such date, the Company had not issued or sold any additional ordinary shares represented by ADSs to Lincoln Park under the Purchase Agreement.

JonesTrading Sales Agreement

On October 3, 2022 the Company entered into an At-The-Market Issuance Sales Agreement with JonesTrading Institutional Services LLC (“JonesTrading”) under which the Company could sell up to an aggregate of $14.4 million of its ordinary shares represented by ADSs. The Company agreed to pay JonesTrading commission equal to 3% of the gross proceeds of the sales price of all ADSs sold through them as sales agent under the Sales Agreement. The offering of the Company’s ADSs pursuant to the Sales Agreement will terminate on the earliest of (1) the sale of all of the ordinary shares subject to the Sales Agreement, or (2) termination of the Sales Agreement by the Company or JonesTrading. The Company and JonesTrading may terminate the sales agreement at any time upon ten days prior notice. JonesTrading may terminate the Sales Agreement at any time in certain circumstances, including the occurrence of a material adverse change that, in their judgment, may make it impracticable or inadvisable to market or sell the Company’s ADSs or a suspension or limitation of trading the Company’s ADSs on The NASDAQ Capital Market.

During the period between October 13, 2022 and October 20, 2022 the Company sold 114,403 ADSs representing the Company’s ordinary shares, DKK 1 nominal value, with each ADS representing one ordinary share, at a volume weighted average price (VWAP) of $2.76 per ADS. The ADSs were sold pursuant to the Sales Agreement with JonesTrading dated October 3, 2022. After deducting fees and expenses, total proceeds to the Company from the sales of the ADSs were approximately $0.3 million. In connection with such sales, the Company registered aggregate share capital increases of nominal DKK 114,403 with the Danish Business Authority.

On December 29, 2022 the Company sold 4,450 ordinary shares represented by ADSs, DKK 1 nominal value with each ordinary share represented by one ADSs, at a VWAP of $2.24 per ADS. The ordinary shares represented by ADSs were sold pursuant to the Sales Agreement with JonesTrading dated October 3, 2022. Gross proceeds from the sale of ordinary shares represented by ADSs were approximately $9,968. In connection with the sale, the Company registered aggregate share capital increase of nominal DKK 4,450 with the Danish Business Authority. Upon completion of the sale, the Company’s registered, issued, and outstanding share capital was nominal DKK 24,139,413.

At year end, due to warrant exercise, the outstanding share capital was nominal DKK 24,139,413.

The following are changes in the Company’s share capital for the years ended December 31, 2020, 2021 and 2022:

	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, December 31, 2019	15,184,152	15,184
Capital increase at September 17, 2020 (issuance of shares for cash)	745,380	745
Capital increase at October 15, 2020 (issuance of shares for cash)	269,136	269
Share capital, December 31, 2020	16,198,668	16,198
Capital increase at February 9, 2021 (for initial public offering)	3,000,000	3,000
Capital increase at November 9, 2021 (for follow-on offering)	3,942,856	3,943
Capital increase November 2021 (exercised warrants)	62,284	63
Share capital, December 31, 2021	23,203,808	23,204
Capital increase April 2022 (exercised warrants)	54,072	54
Capital increase June 2022 (exercised warrants)	92,313	92
Capital increase June 2022 (exercised warrants)	37,665	38
Capital increase at June 7, 2022 (LPC purchase agreement)	428,572	429
Capital increase June 2022 (exercised warrants)	17,264	17
Capital increase August 2022 (exercised warrants)	92,313	92
Capital increase August 2022 (exercised warrants)	41,085	41
Capital increase September 2022 (exercised warrants)	10,836	11
Capital increase at October 13, 2022 (JonesTrading sales agreement)	23,405	23
Capital increase at October 17, 2022 (JonesTrading sales agreement)	26,396	26
Capital increase at October 20, 2022 (JonesTrading sales agreement)	64,601	65
Capital increase at December 5, 2022 (exercised warrants)	42,633	43
Capital increase at December 29, 2022 (JonesTrading sales agreement)	4,450	4
Share capital, December 31, 2022	24,139,413	24,139

The Company’s share capital consists of the following ordinary shares:

	December 31,
	2022	2021

	(USD in thousands)
Authorized, issued and fully paid
24,139,413 (2021: 23,203,808) ordinary shares of DKK 1 each (2021: ordinary shares of DKK 1 each)	$3,886	$3,755
Total share capital	$3,886	$3,755

The Company’s ordinary shares shall confer on the holders thereof the right to receive notice of, attend and vote at general meetings of the Company.

Executive Management’s and Board of Director’s holding of shares

At December 31, the board of directors and executive management held the following shareholdings in the Company:

Number of ordinary shares owned	2022	2021	2020
Per Norlén	—	—	—
Bo Karmark	2,000	—	—
Jesper Nyegaard Nissen	—	—	—
Birgitte Rønø	—	—	—
Erik Deichmann Heegaard	—	—	—
Andreas Holm Mattsson	4,071,961	4,163,832	4,163,832
Niels Iversen Møller	—	4,292,604	4,292,604
Lars Aage Staal Wegner (former)	82,124	182,124	182,124
Executive Management in total	4,156,085	8,638,560	8,638,560

Number of ordinary shares owned	2022	2021	2020
Niels Iversen Møller	4,196,840	—	—
Roberto Prego	310,248	310,248	310,248
Thomas William Wylonis (former)	—	—	485,676
Lars Holtug	—	—	—
Marianne Søgaard	41,652	41,652	41,652
Steven Projan	27,288	27,288	27,288
Board of Directors in total	4,576,028	379,188	864,864